American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
May 31, 2023

Quality Preferred ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
PREFERRED STOCKS — 78.6%
Automobiles — 1.9%
Ford Motor Co., 6.00%	9,906	236,258
Ford Motor Co., 6.20%(1)	6,443	159,787
General Motors Financial Co., Inc., Series C, 5.70%(1)	251,000	220,558
		616,603
Banks — 20.6%
Bank of America Corp., 5.875%	403,000	367,234
Bank of America Corp., 5.875%(1)	6,062	147,852
Bank of America Corp., 6.00%	11,465	282,956
Bank of America Corp., 6.125%	255,000	249,454
Bank of America Corp., 6.25%	336,000	330,624
Citigroup, Inc., 6.30%	741,000	702,950
Citigroup, Inc., 6.875%	8,779	220,528
Citizens Financial Group, Inc., 6.35%	11,461	248,704
Fifth Third Bancorp, 6.00%	6,247	148,179
First Citizens BancShares, Inc., 5.375%	3,915	77,556
JPMorgan Chase & Co., 5.75%	9,318	230,155
JPMorgan Chase & Co., 6.00%	464,000	462,654
JPMorgan Chase & Co., Series GG, 4.75%	8,028	175,091
JPMorgan Chase & Co., Series JJ, 4.55%(1)	8,404	172,366
JPMorgan Chase & Co., Series LL, 4.625%	8,365	173,574
JPMorgan Chase & Co., Series MM, 4.20%(1)	8,893	175,459
Old National Bancorp, 7.00%	5,816	130,395
PNC Financial Services Group, Inc., 6.20%	410,000	380,019
Regions Financial Corp., 5.70%	5,416	107,237
Truist Financial Corp., 4.80%	231,000	193,462
USB Capital IX, 6.28%	249,000	179,259
Wells Fargo & Co., 5.85%	27,545	682,290
Wells Fargo & Co., 5.90%	682,000	674,327
		6,512,325
Capital Markets — 12.3%
Affiliated Managers Group, Inc., 4.20%	6,315	104,324
Affiliated Managers Group, Inc., 5.875%	20,671	463,030
Goldman Sachs Group, Inc., 6.27%	7,441	155,889
Goldman Sachs Group, Inc., 6.375%	9,001	219,984
Morgan Stanley, 6.375%	12,288	303,514
Morgan Stanley, Series A, 5.96%	15,858	334,287
Morgan Stanley, Series P, 6.50%(1)	5,542	144,757
Oaktree Capital Group LLC, 6.55%	22,225	494,728
Oaktree Capital Group LLC, 6.625%	21,971	480,286
State Street Corp., 5.625%(1)	686,000	619,184
State Street Corp., 5.90%(1)	18,847	465,898
Stifel Financial Corp., 6.25%	4,837	114,540
		3,900,421
Consumer Finance — 0.6%
Capital One Financial Corp., 4.375%	10,331	175,007
Diversified Telecommunication Services — 2.4%
AT&T, Inc., 5.00%(1)	13,570	301,118

AT&T, Inc., 5.35%	19,080	455,440
		756,558
Electric Utilities — 5.3%
Duke Energy Corp., 5.625%	14,549	366,198
NextEra Energy Capital Holdings, Inc., 5.65%	6,787	169,268
SCE Trust VI, 5.00%	13,038	257,501
Southern Co., 4.20%	41,449	872,501
		1,665,468
Financial Services — 3.0%
Apollo Asset Management, Inc., 6.375%(1)	31,726	755,079
Equitable Holdings, Inc., 5.25%	9,671	192,646
		947,725
Food Products — 0.9%
CHS, Inc., 6.75%	5,764	145,541
CHS, Inc., 7.10%	5,700	143,070
		288,611
Insurance — 14.0%
American Equity Investment Life Holding Co., 5.95%	7,143	162,503
American Equity Investment Life Holding Co., 6.625%	3,443	82,253
Arch Capital Group Ltd., 5.45%	6,784	162,205
Aspen Insurance Holdings Ltd., 5.625%	6,784	124,147
Athene Holding Ltd., 4.875%	4,996	81,984
Athene Holding Ltd., 5.625%	12,248	240,061
Athene Holding Ltd., 6.35%	5,108	106,553
Athene Holding Ltd., 6.375%	5,300	121,794
Axis Capital Holdings Ltd., 5.50%	6,909	147,162
Brighthouse Financial, Inc., 5.375%	7,500	124,125
Brighthouse Financial, Inc., 6.60%	9,906	224,173
Enstar Group Ltd., 7.00%	11,647	269,745
Hartford Financial Services Group, Inc., 6.00%	18,840	467,232
MetLife, Inc., 5.625%	30,976	743,734
MetLife, Inc., 5.87%	3,632	81,647
Progressive Corp., 7.41%	352,000	344,740
Prudential Financial, Inc., 4.125%(1)	6,974	138,922
Prudential Financial, Inc., 5.95%(1)	6,432	161,443
RenaissanceRe Holdings Ltd., 5.75%	19,987	462,499
W R Berkley Corp., 5.10%	3,881	83,830
W R Berkley Corp., 5.70%	4,033	93,122
		4,423,874
Mortgage Real Estate Investment Trusts (REITs) — 5.3%
AGNC Investment Corp., 6.125%	13,455	275,020
AGNC Investment Corp., 6.50%	12,828	282,473
Annaly Capital Management, Inc., 9.33%	10,023	237,545
Chimera Investment Corp., 7.75%	6,217	113,460
Chimera Investment Corp., 8.00%	11,529	224,239
MFA Financial, Inc., 6.50%	11,001	200,878
Rithm Capital Corp., 6.375%	19,279	356,276
		1,689,891
Multi-Utilities — 5.3%
Algonquin Power & Utilities Corp., 6.20%	4,975	119,798
Algonquin Power & Utilities Corp., 6.875%	9,689	236,896
CMS Energy Corp., 5.875%(1)	8,715	212,123
CMS Energy Corp., 5.875%	6,164	149,292
Dominion Energy, Inc., Series C, 4.35%	340,000	288,150

DTE Energy Co., 4.375%	6,303	138,288
NiSource, Inc., 6.50%	10,020	248,496
Sempra Energy, 4.875%	297,000	281,312
		1,674,355
Real Estate Management and Development — 0.8%
Brookfield Property Partners LP, 5.75%	19,328	242,180
Residential REITs — 0.5%
American Homes 4 Rent, Series G, 5.875%	6,614	155,958
Retail REITs — 0.4%
Kimco Realty Corp., 5.25%	5,884	134,920
Specialized REITs — 3.6%
Digital Realty Trust, Inc., 5.25%(1)	4,839	102,974
Public Storage, 5.05%(1)	6,110	148,717
Public Storage, 5.15%(1)	9,352	229,405
Public Storage, Series L, 4.625%	10,352	223,189
Public Storage, Series P, 4.00%	11,863	225,278
Public Storage, Series R, 4.00%	12,105	223,943
		1,153,506
Trading Companies and Distributors — 1.2%
Triton International Ltd., 6.875%	10,260	231,876
WESCO International, Inc., 10.625%	5,088	136,206
		368,082
Wireless Telecommunication Services — 0.5%
United States Cellular Corp., 6.25%	10,257	167,292
TOTAL PREFERRED STOCKS (Cost $26,591,269)		24,872,776
CORPORATE BONDS — 13.4%
Insurance — 9.2%
Allstate Corp., VRN, 5.75%, 8/15/53	493,000	481,291
Allstate Corp., VRN, 6.50%, 5/15/67	741,000	724,328
Nippon Life Insurance Co., VRN, 5.10%, 10/16/44(2)	316,000	311,932
Prudential Financial, Inc., VRN, 6.00%, 9/1/52	961,000	940,026
Sumitomo Life Insurance Co., VRN, 6.50%, 9/20/73(2)	459,000	457,431
		2,915,008
Multi-Utilities — 2.2%
CMS Energy Corp., VRN, 4.75%, 6/1/50	324,000	285,204
Dominion Energy, Inc., VRN, 5.75%, 10/1/54	449,000	429,918
		715,122
Oil, Gas and Consumable Fuels — 1.3%
Enbridge, Inc., VRN, 5.50%, 7/15/77	130,000	113,785
Transcanada Trust, VRN, 5.30%, 3/15/77	345,000	298,425
		412,210
Wireless Telecommunication Services — 0.7%
Vodafone Group plc, VRN, 4.125%, 6/4/81	276,000	219,841
TOTAL CORPORATE BONDS (Cost $4,262,520)		4,262,181
SHORT-TERM INVESTMENTS — 10.7%
Money Market Funds — 10.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,240,789	2,240,789
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,131,693	1,131,693
TOTAL SHORT-TERM INVESTMENTS (Cost $3,372,482)		3,372,482
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $34,226,271)		32,507,439
OTHER ASSETS AND LIABILITIES — (2.7)%		(856,056)
TOTAL NET ASSETS — 100.0%		$31,651,383

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,221,567. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $769,363, which represented 2.4% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,258,521, which includes securities collateral of $126,828.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$19,578,849	$5,293,927	—
Corporate Bonds	—	4,262,181	—
Short-Term Investments	3,372,482	—	—
	$22,951,331	$9,556,108	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.